Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Net Investment	Accumulated Other Comprehensive Income (Loss)	Total
Balance at Dec. 31, 2013	$ 2,696,876	$ (45,765)	$ 2,651,111
Increase (Decrease) in Stockholders' Equity
Net income	216,672		216,672
Distributions	(192,527)		(192,527)
Contributions	5,476		5,476
Other comprehensive income, net of tax		(5,692)	(5,692)
Balance at Dec. 31, 2014	2,726,497	(51,457)	2,675,040
Increase (Decrease) in Stockholders' Equity
Net income	163,569		163,569
Distributions	(113,053)		(113,053)
Contributions	2,153		2,153
Other comprehensive income, net of tax		16,631	16,631
Balance at Sep. 30, 2015	2,779,166	(34,826)	2,744,340
Balance at Dec. 31, 2014	2,726,497	(51,457)	2,675,040
Increase (Decrease) in Stockholders' Equity
Net income	213,780		213,780
Distributions	(164,228)		(164,228)
Contributions	12,151		12,151
Other comprehensive income, net of tax		198	198
Balance at Dec. 31, 2015	2,788,200	(51,259)	2,736,941
Balance at Jun. 30, 2015		(45,367)
Increase (Decrease) in Stockholders' Equity
Net income			54,889
Other comprehensive income, net of tax			10,541
Balance at Sep. 30, 2015	2,779,166	(34,826)	2,744,340
Balance at Dec. 31, 2015	$ 2,788,200	(51,259)	2,736,941
Increase (Decrease) in Stockholders' Equity
Net income			173,626
Contributions			61,992
Other comprehensive income, net of tax		40,944	40,944
Balance at Sep. 30, 2016		(10,315)	2,523,963
Balance at Jun. 30, 2016		(5,227)
Increase (Decrease) in Stockholders' Equity
Net income			53,235
Other comprehensive income, net of tax			(5,088)
Balance at Sep. 30, 2016		$ (10,315)	$ 2,523,963